PRIVATE LOANS - Schedule of Allowances for Credit Losses for Private Loans (Details) - Private Loan - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (105)	$ (97)	$ (41)	$ (44)
Provision	(10)	(8)	(15)	2
Writeoffs charged against the allowance		0		1
Ending balance	$ (115)	$ (105)	$ (56)	$ (41)